PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) MW
248 MW Development Wind Portfolio In Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Economic interest held	25.00%
10 MW Operating Wind Asset In China
Disclosure of detailed information about property, plant and equipment [line items]
Economic interest held	25.00%
Brookfield Renewable and Institutional Partners | 248 MW Development Wind Portfolio In Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Wind power capacity, generation facilities (in MW) | MW	248
Acquisitions through asset acquisitions | $	$ 11
Brookfield Renewable and Institutional Partners | 10 MW Operating Wind Asset In China
Disclosure of detailed information about property, plant and equipment [line items]
Wind power capacity, generation facilities (in MW) | MW	10
Acquisitions through asset acquisitions | $	$ 17
Brookfield Renewable and Institutional Partners | 169 MW Operating Wind Asset In China
Disclosure of detailed information about property, plant and equipment [line items]
Wind power capacity, generation facilities (in MW) | MW	169
Acquisitions through asset acquisitions | $	$ 241
Economic interest held	20.00%
Brookfield Renewable and Institutional Partners | 40 MW Operating Utility-Scale Solar Asset In Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Wind power capacity, generation facilities (in MW) | MW	40
Acquisitions through asset acquisitions | $	$ 37
Economic interest held	24.00%